Financial liabilities - Summary of Short Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 4,339,890	¥ 5,295,448	¥ 5,366,876
Short-term debt (Principally from bank) [Member]
Disclosure of detailed information about borrowings [line items]
Short-term debt (Principally from bank)	1,109,904	1,188,652	1,490,332
Commercial paper [Member]
Disclosure of detailed information about borrowings [line items]
Commercial paper	¥ 3,229,986	¥ 4,106,796	¥ 3,876,544